Information: Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2025
Information: Condensed Financial Statements of the Company [Abstract]
Information: Condensed financial statements of the Company
25.	Information: Condensed financial statements of the Company

Rules 12-04(a) and 4-08(e) (3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs”. The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries and VIEs is reported as equity in loss of subsidiaries and VIEs in the condensed financial statements.

The Company is a Cayman Islands exempted company and, therefore, is not subject to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2025, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Financial Information of the Company

BALANCE SHEETS

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(g))
ASSETS
Current assets:
Cash	215,770,215	27,742	3,967
Amounts due from subsidiaries and VIEs	43,130,675	374,863,600	53,604,782
Total current assets	258,900,890	374,891,342	53,608,749

Current assets:
Investment in equity securities	-	44,974,376	6,431,250
Total current assets	-	44,974,376	6,431,250

Total assets	258,900,890	419,865,718	60,039,999
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	31,932	31,223	4,465
Investment deficit in subsidiaries and VIEs	66,144,375	218,625,928	31,263,092
Amounts due to subsidiaries and VIEs	46,586,500	48,001,814	6,864,168
Total current liabilities	112,762,807	266,658,965	38,131,725
Total liabilities	112,762,807	266,658,965	38,131,725
Shareholders’ equity:
Class A ordinary shares (USD$0.0001 par value; 19,700,000,000 shares authorized, 71,667,000 and 1,871,667,000 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	50,584	1,368,598	195,707
Class B ordinary shares (USD$0.0001 par value; 100,000,000 shares authorized, 45,000,000 and 45,000,000 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	30,508	30,508	4,363
Additional paid-in capital	343,098,862	476,500,785	68,138,706
Statutory reserves	60,610,543	60,610,543	8,667,192
Accumulated other comprehensive income	12,294,900	6,547,327	936,255
Accumulated deficit	(269,947,314)	(391,851,008)	(56,033,949)
Total shareholders’ equity	146,138,083	153,206,753	21,908,274
Total liabilities and shareholders’ equity	258,900,890	419,865,718	60,039,999

STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(g))
Operating expenses
General and administrative expenses	(1,292,974)	(2,647,144)	(2,160,564)	(308,957)
Total operating expenses	(1,292,974)	(2,647,144)	(2,160,564)	(308,957)
Other income/(expense)	336	18	(151)	(22)
Impairment loss on Investments	-	-	(83,621,753)	(11,957,752)
Equity in loss of subsidiaries and VIEs, net	(125,338,010)	(21,980,540)	(36,121,226)	(5,165,266)
Loss from subsidiaries and VIEs	(125,337,674)	(21,980,522)	(119,743,130)	(17,123,040)
Net loss	(126,630,648)	(24,627,666)	(121,903,694)	(17,431,997)
Net loss attributable to Lixiang Education Holding Co., Ltd. shareholders	(126,630,648)	(24,627,666)	(121,903,694)	(17,431,997)
Other comprehensive income/(loss), net of nil tax	2,970,553	3,809,859	(5,747,573)	(821,892)
Comprehensive loss	(123,660,095)	(20,817,807)	(127,651,267)	(18,253,889)

STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(g))
Cash flows used in operating activities	(42,725,890)	(861,999)	(331,856,004)	(47,454,777)
Cash flows used in investing activities	-	-	(128,596,129)	(18,389,002)
Cash flows provided by financing activities	41,856,435	-	250,422,660	35,809,964
Effect of exchange rate changes on cash	2,947,203	3,785,027	(5,713,000)	(816,949)
Net changes in cash	2,077,748	2,923,028	(215,742,473)	(30,850,763)
Cash at the beginning of year	210,769,439	212,847,187	215,770,215	30,854,730
Cash at the end of year	212,847,187	215,770,215	27,742	3,967